Acquisitions	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions

17. Acquisitions

Solar Alliance DevCo LLC

Abundant Solar Power Inc. (“ASP”) has an EPC agreement with Solar Alliance Energy Inc (“Solar Alliance”) to be engaged in the development, engineering, procurement, construction, and operations of solar energy facilities (US1 & VC1 projects). The US1 & VC1 projects reached PTO (permission to operation) in December 2022. According to the EPC agreement, ASP had fulfilled its performance obligation and was able to recognize EPC services revenue at the amount of $1,340,765 (USD $1,082,345) when US1 & VC1 projects reached PTO.

On December 28, 2022, the Company entered into a promissory note with Solar Alliance converting a series of overdue accounts receivables of $1,206,004 (USD $891,158) since August 2022 to a note receivable. The promissory note bears interest rate of 15% per annum and was payable on a monthly basis.

On June 20, 2023, the Company settled the outstanding promissory note of $1,206,004 (USD $891,158) plus accrued interest of $111,821 (USD $82,203) through the acquisition of 67% of in Solar Alliance DevCo, a wholly-owned subsidiary of Solar Alliance, under the terms of membership interest purchase agreement. As a result of the acquisition, Solar Alliance DevCo operates as a subsidiary of ASP. Solar Alliance DevCo holds two solar energy facilities (US1 & VC1) which have reached commercial operation stage. As a result, the Company has determined that this transaction is a business combination as the assets acquired and liabilities assumed constitute a business. The transaction was accounted for using the acquisition method of accounting whereby the assets acquired, and liabilities assumed were recorded at their estimated fair values at the acquisition date.

The allocation of the purchase consideration to the total fair value of net assets acquired is as follows:

Fair value of net assets acquired	$
Accounts receivable	407,210
Property, plant and equipment	462,647
Tax equity asset	474,547
Accounts payable	(25,851)
Tax equity liability	(460,607)
Identifiable net assets acquired	857,946
Non-controlling interest	(283,122)
Purchase consideration transferred	574,824

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

17.	Acquisitions (continued)

On acquisition, the purchase consideration transferred of $574,824 is the fair value of the promissory note plus accrued interest as of June 20, 2023. Hence, the Company recognized an impairment loss of $724,205 (USD $539,204) from the remeasurement of the promissory note to its fair value as of the acquisition date. The impairment loss was recognized in the consolidated statements of income and comprehensive income for the year ended June 30, 2023.

On December 4, 2023, ASP acquired the remaining 33% of Solar Alliance DevCo for $94,354 (USD $70,000). The carrying amount of Solar Alliance DevCo NCI on the date was $291,226 (USD $213,838). As the result, a gain of $196,872 (USD $143,838) is recorded in contributed surplus for the year ended June 30, 2024.

During the year ended June 30, 2024 before the measuring period closed, the Company reclassed the tax equity asset of $474,547 from property, plant and equipment in the consolidated statement of financial position (Note 6(1)).

OFIT GM Inc. (“OFIT GM”) and OFIT RT Inc. (“OFIT RT”)

The Company entered into share purchase agreements (the “OFIT SPAs”) dated October 23, 2023 to acquire control of two corporations that hold solar projects located in Ontario with a combined capacity of 2.5 MW (the “OFIT Projects”) for consideration of $432,510 cash and 278,875 common shares (the “OFIT Consideration Shares”) of the Company (the “OFIT Transaction”). OFIT GM and OFIT RT (the “OFIT Purchased Entities”) have been operating the OFIT Projects since 2017. The transaction was closed on November 1, 2023 (the “OFIT acquisition date”). The shares of the OFIT Purchased Entities were acquired from N. Fine Investments Limited and Linden Power Inc. Pursuant to the terms of the OFIT SPAs, the Company acquired 49.9% ownership of OFIT RT where Whitesand First Nation owns the remaining shares of OFIT RT. The Company also acquired 49.9% ownership of OFIT GM where the Town of Kapuskasing owns the remaining shares of OFIT GM. The shares owned by the Town of Kapuskasing and Whitesand First Nation have no voting right, hence, the Company controls and consolidates the OFIT Purchased Entities. The acquisition is part of the Company’s continued growth on independent power producer portfolio.

The acquisition of the OFIT Purchased Entities is considered a business combination as the assets acquired and liabilities assumed constitute a business. The transaction was accounted for using the acquisition method of accounting whereby the assets acquired, and liabilities assumed were recorded at their estimated fair value at the acquisition date.

The identified assets acquired and liabilities assumed have been determined provisionally and purchase price allocation has not yet been finalized. Changes in the assumptions used in the valuation of these assets may affect the fair value resulting in a reallocation of purchase price to or from the amount recognized for goodwill. Any changes in these amounts will also result in a change in the relevant deferred tax liabilities recognized on the fixed assets and intangibles. The Company expects to finalize its purchase price allocation by the first quarter of fiscal 2025.

The President & Chief Executive Officer and a director of the Company was indirectly a shareholder of the OFIT Purchased Entities and indirectly received one-third of the OFIT Consideration Shares. As a result, the OFIT Transaction is considered a related party transaction.

The Company incurred minimal acquisition-related costs on the OFIT Transaction.

For the period during November 1, 2023 to June 30, 2024, OFIT GM and OFIT RT contributed revenue of $366,429 and $142,665 respectively, and net loss of $160,022 and $60,397.

Had the acquisition occurred on July 1, 2023, management estimates that the consolidated revenue would have been $58,579,898 and consolidated net loss would have been $4,251,497 for the year ended June 30, 2024. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on July 1, 2023.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

17.	Acquisitions (continued)

The allocation of the purchase consideration to the total fair value of net assets acquired on OFIT acquisition date is as follows:

	$	$	$
Fair value of net assets (liabilities) acquired	OFIT GM	OFIT RT	Net
Cash	242,885	200,780	443,665
Accounts receivable	6,454	26,611	33,065
Prepaid	11,210	5,297	16,507
Property, plant and equipment(3)	2,165,000	935,000	3,100,000
Derivative assets	211,237	78,853	290,090
Current liabilities	(29,716)	(9,189)	(38,905)
Long-term loans	(3,200,254)	(1,195,909)	(4,396,163)
Deferred tax liability	(758,150)	(331,174)	(1,089,324)
Identifiable net liabilities assumed at fair value	(1,351,334)	(289,731)	(1,641,065)

Intangible asset identified(3)	1,500,000	610,000	2,110,000
Goodwill arising on acquisition(4)	3,522,172	1,016,855	4,539,027
Non-controlling interest(2)	(1,839,090)	(669,899)	(2,508,989)
Purchase consideration transferred	1,831,748	667,225	2,498,973

Consideration paid in cash	232,263	200,247	432,510
Consideration paid in common shares (1)	1,599,485	466,978	2,066,463
Total consideration	1,831,748	667,225	2,498,973

(1)	Consideration paid in the Company’s common shares was valued at closing market value as at November 1, 2023.
(2)	Non-controlling interest was calculated based on the proportionate interest in the recognized amounts of the asset and liabilities of OFITM GM and OFIR RT on the acquisition date.
(3)	Measurement of fair value

The valuation techniques used for measuring the fair value of material assets acquired were as follows.

Asset acquired	Valuation technique
Property, plant and equipment	The Cost Approach was used to value the capital assets. The approach starts with the current replacement cost of new capital assets and then deduct for the loss in value caused by physical deterioration, functional obsolescence, and economic obsolescence.
Intangible assets	The FIT Contracts were identified as the only intangible assets from the acquisition which warranted determination of fair value. The Multi-Period Excess Earnings Method (“MPEE Method”) was use in determining the fair value of the FIT contracts. Such a method was deemed appropriate as the Company is projecting revenue and net income attributable to the FIT Contracts going forward.

(4)	The goodwill is attributable to the synergies expected to be achieved from integrating the Company into OFIT GM and OFIT RT IPP operations.